SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Apr. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 09, 2021
Price per share								$ 0.015
Diagonal Note 1 [Member]
Proceeds From Loan	$ 100,000
Issuance Of Convertible Promissory Notes	$ 103,750
Diagonal Note 2 [Member]
Interest Rate	10.00%
Due Date	November 2023
Conversion Rate	65.00%
Trading Period	15 years
Tiger Trout Note [Member]
Repayment of convertible notes					$ 200,000	$ 200,000
Tiger Trout Note [Member] | Convertible Promissory Note [Member]
Repayment of convertible notes					$ 300,000	$ 300,000
Power Up Lending Group Ltd
Cash Proceeds		$ 200,000
OID amount		24,450
Repayment of convertible notes		228,200
One-time interest charge		$ 25,102
Subsequent event description		Company’s common stock at a conversion price equal to 75% multiplied by the lowest trading price of the Company’s common stock during the 10 trading days prior to the applicable conversion date.
Principal and interest payable		$ 25,330
Minimum [Member]
Repayment Of Premium	120.00%
Maximum [Member]
Repayment Of Premium	125.00%
Consulting Agreements [Member]
Price per share						$ 0.015	$ 0.015
Common stock issued						600,000
Common stock issued, value						$ 9,000
Consulting Agreements Two [Member]
Price per share			$ 0.015	$ 0.015
Common stock issued			3,000	7,500
Common stock issued, value			$ 200,000	$ 1,500,000
Aggregate value				$ 22,500